Financial Instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
24.
FINANCIAL INSTRUMENTS

Financial instruments recorded at fair value on the consolidated statements of financial position and presented in fair value disclosures are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

24.
FINANCIAL INSTRUMENTS (continued)

Level 2 – Inputs other than quoted prices that are observable for assets or liabilities, either directly or indirectly; and

Level 3 – Inputs for assets and liabilities that are not based on observable market data.

The fair value hierarchy requires the use of observable market inputs whenever such inputs are available. A financial instrument is classified at the lowest level of the hierarchy for which a significant input has been used in measuring fair value.

Fair value hierarchy

Financial instruments
Convertible notes - embedded derivative	Level 2

The embedded derivative associated with the Convertible Notes (Note 13) is measured at fair value on a recurring basis and is classified within Level 2 as the valuation is based on observable market inputs, including the Company’s quoted share price, observable volatility, risk-free interest rates and market-derived credit spread.

The long-term receivable from JEMSE (Note 7) was measured at fair value upon initial recognition and is subsequently accounted for at amortized cost. The fair value at initial recognition was determined using unobservable inputs, including assumptions regarding the timing of future cash flows of Minera Exar and the applicable discount rate, and would be classified within Level 3 of the fair value hierarchy.

The Company’s financial assets and financial liabilities measured at amortized cost include cash and cash equivalents, receivables from purchasers for lithium carbonate, loans to Exar Capital, loans to Minera Exar, other receivables, accounts payable and accrued liabilities, payable to Minera Exar for lithium carbonate purchases, PGCo shareholder liabilities – Ganfeng, and the debt host component of the Convertible Notes.

As at December 31, 2025, the fair value of such financial instruments measured at amortized cost approximated their carrying value.

The Company manages risks to minimize potential losses. The primary objective of the Company’s risk management process is to ensure that the risks are properly identified and monitored, and that the capital base maintained by the Company is adequate in relation to those risks. The principal risks impacting the Company’s financial instruments are described below.

Credit Risk

Credit risk is the risk of loss associated with a counterparty’s inability to fulfill its payment obligations. Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash, cash equivalents, receivables from Ganfeng for purchases of lithium carbonate, long-term receivable from JEMSE, and receivables related to loans advanced to Exar Capital and Minera Exar (refer Notes 7, 8, 9 and 10).

24.
FINANCIAL INSTRUMENTS (continued)

The Company’s maximum exposure to credit risk for cash, cash equivalents, receivables, long-term receivable from JEMSE, and loans to Exar Capital and Minera Exar is the amount disclosed in the consolidated statements of financial position. The Company limits its exposure to credit loss on cash and cash equivalents by placing its cash and cash equivalents with major financial institutions and investing in only short-term obligations, with expected credit losses on cash and cash equivalents estimated to be de minimis. As of December 31, 2025, the Company held its cash and cash equivalents with three financial institutions, improving diversification and enhancing overall liquidity management.

The Company has assessed the creditworthiness of these institutions and believes that the risk of default is minimal, given its credit rating.

The Company actively monitors credit exposure to Minera Exar and Exar Capital, which are related parties involved in the Cauchari-Olaroz Project. Management reviews their financial position regularly and, given the strategic nature of these relationships and the support from project partners, ensures that credit risk on these balances is maintained at acceptable levels.

The Company performed an expected credit loss assessment on its loans to Exar Capital and Minera Exar as at December 31, 2025. Based on this assessment, management concluded that the expected credit losses were insignificant and, accordingly, no expected credit loss was recognized.

The Company and its subsidiaries and investees, including Minera Exar, may from time to time make short-term investments in Argentine government securities, financial instruments guaranteed by Argentine banks, and other Argentine securities. These investments may or may not result in short-term gains or losses.

The Central Bank of Argentina maintains certain currency controls that limit the Company's ability to remit cash to and from Argentina. Blue Chip Swap transactions effectively allow companies to transfer U.S. dollars into and out of Argentina at market exchange rates. The Company used this mechanism to transfer funds to Argentina, which resulted in a foreign exchange gain due to the difference between the Blue Chip Swap market rate and the official Argentine Central Bank rate.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company’s approach to managing liquidity is to evaluate current and expected liquidity requirements under both normal and stressed conditions, in order to estimate and maintain sufficient cash and cash equivalent reserves to meet liquidity requirements in both the short and long term. The Company prepares annual budgets, which are regularly monitored and updated as necessary.

As at December 31, 2025, the Company had a cash and cash equivalents of $61,134 and receivables from purchasers for lithium carbonate of $23,209 to settle current liabilities of $46,794 (excluding equity-settleable convertible notes).

24.
FINANCIAL INSTRUMENTS (continued)

The following table summarizes the contractual maturities of the Company’s financial liabilities on an undiscounted basis:

	Years ending December 31,
	2026	2027 and later	Total
	$	$	$
Convertible senior notes	4,528	261,014	265,542
Accounts payable and accrued liabilities	31,449	-	31,449
Obligations under office leases¹	296	460	756
Total	36,273	261,474	297,747

¹Include principal and interest/finance charges.

The Convertible Notes were classified as current liabilities as at December 31, 2025, since the Notes are convertible at the option of the holders upon satisfaction of certain conditions that are beyond the control of the Company. If such conditions are satisfied, the Notes would be convertible at the option of the holders and upon conversion, the Notes may be settled, at the Company’s election, in common shares of the Company, cash or a combination thereof (Note 13). The Convertible Notes mature on January 15, 2027, which is within twelve months of the issuance date of these financial statements.

The above table summarizes the contractual maturities as at December 31, 2025, assuming such conditions will not be satisfied before the due date.

Market Risk

Market risk encompasses a range of risks. Movement in risk factors, such as market price risk, the Company’s share price, and currency risk, can affect the fair values of financial assets and liabilities. The Company is exposed to foreign currency risk, as described below.

Foreign Currency Risk

The Company’s operations in foreign countries are subject to currency fluctuations, which may affect its financial results.

The Company and its subsidiaries and associates have a US dollar functional currency, and it incurs expenditures in Canadian dollars (“CDN$”), Argentine Pesos (“ARS$”), Swiss francs (“CHF”) and US$, with the majority of the expenditures being incurred in US$ by the Company’s subsidiaries and investees. As at December 31, 2025, the Company did not hold significant amounts of cash and cash equivalents denominated in CDN$, ARS$, and CHF.